INVESTMENTS UNDER EQUITY METHOD	12 Months Ended
Dec. 31, 2012
INVESTMENTS UNDER EQUITY METHOD
INVESTMENTS UNDER EQUITY METHOD

9.                                      INVESTMENTS UNDER EQUITY METHOD

As of December 31, 2011 and 2012, the Group had, in total, eleven equity method investees which are engaged in provision of digital mobile television advertising services in the PRC.  The Group has accounted for these investments using the equity method of accounting.

The combined results of operations and financial position of these investments are summarized below:

	Year ended December 31,
	2010	2011	2012
Condensed statement of operations information:
Revenue	$8,224,393	$10,463,451	$11,970,674
Net (loss) income	(527,690)	1,125,147	949,340
Group’s equity in net (loss) income of investees	$(258,568)	$548,809	$465,175

	December 31,
	2011	2012
Condensed balance sheet information:
Current assets	$10,576,931	$13,596,732
Non-current assets	5,023,418	3,853,123
Total assets	15,600,349	17,449,855
Current liabilities	5,073,679	5,887,964
Equity	10,526,670	11,561,891
Total liabilities and equity	15,600,349	17,449,855
Group’s share of net assets	$5,154,181	$5,661,406

As of December 31, 2011 and 2012, the carrying value of the Group’s investments under the equity method was $7,200,301 and $7,304,745, respectively.  The difference between the carrying value of the Group’s investments under the equity method and the Group’s share in its investees’ net assets was attributable to the elimination of unrealised profits on the sales of certain media display equipment to its investees; and the adjustment attributable to intangible assets, which represent the broadcasting rights contributed by the investors, identified on formation and its related amortization.